Shareholders' Equity (Details)						6 Months Ended		12 Months Ended
	Sep. 17, 2026 shares	Feb. 27, 2026 MYR (RM) shares	Feb. 27, 2026 USD ($) $ / shares shares	Jul. 31, 2024 shares	May 15, 2023 $ / shares shares	Jun. 30, 2026 MYR (RM) shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Shareholders’ Equity [Line Items]
Ordinary stock shares issued							1,233,334	541,667
Ordinary stock shares outstanding							1,233,334	541,667
Gross proceeds						RM 3,020,205	$ 759,000
Net proceeds | RM		RM 29,756,714
Star Sprite Limited [Member]
Shareholders’ Equity [Line Items]
Total consideration of price per share (in Dollars per share) | $ / shares					$ 0.0001
IPO [Member]
Shareholders’ Equity [Line Items]
Number of shares	30
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares				499,999		691,667	691,667	16,250,000
Ordinary stock shares issued			1,233,334
Ordinary stock shares outstanding			1,233,334				1,233,334	541,667	500,000	500,000
Gross proceeds | $			$ 8,300,000
Net proceeds | $			$ 7,541,000
Par value of ordinary share | $ / shares							$ 0.0001	$ 0.0001
Ordinary Share [Member] | Restated [Member]
Shareholders’ Equity [Line Items]
Par value of ordinary share | $ / shares							$ 0.003	$ 0.003
Ordinary Share [Member] | Before Consolidation [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares						37,000,000	37,000,000
Ordinary stock shares issued							1,233,334	541,667
Ordinary stock shares outstanding							1,233,334	541,667
Ordinary Share [Member] | Mr. Hoo Wei Sern [Member]
Shareholders’ Equity [Line Items]
Number of shares						1	1
Ordinary Share [Member] | Star Sprite Limited [Member]
Shareholders’ Equity [Line Items]
Number of shares					1
Ordinary Share [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares		691,667	691,667	14,999,999
Ordinary stock shares issued								541,667
Ordinary stock shares outstanding								541,667
Price per share | $ / shares			$ 0.4
Ordinary Share [Member] | IPO [Member] | Before Consolidation [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares		20,750,000	20,750,000